Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 02, 2018
Registrant Name	Krane Shares Trust
Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Jan. 02, 2018
Document Effective Date	Jan. 02, 2018
Prospectus Date	Jan. 02, 2018
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Prospectus [Line Items]
Trading Symbol	KCCB
KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF
Prospectus [Line Items]
Trading Symbol	KBUY
KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF
Prospectus [Line Items]
Trading Symbol	KSTP
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Trading Symbol	KURE